Partners' Capital and Distributions (Narrative) (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 10, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Mar. 31, 2015 $ / shares shares	Sep. 30, 2014 $ / shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 shares	Dec. 31, 2013 shares
Partners Capital And Distributions [Line Items]
Common units, issued		95,029,218	95,029,218
Common units, outstanding		95,029,218	95,029,218			88,691,000	88,691,000
Distribution paid per common unit | $ / shares		$ 0.5800	$ 0.5950	$ 0.5650	$ 0.5500
Class A [Member]
Partners Capital And Distributions [Line Items]
Common units, outstanding			94,989,221
Class B [Member]
Partners Capital And Distributions [Line Items]
Common units, outstanding			39,997
Class Two [Member]
Partners Capital And Distributions [Line Items]
Conversion Feature, Minimum Distribution Coverage Ratio		1.1
Class Three [Member]
Partners Capital And Distributions [Line Items]
Conversion Feature, Minimum Distribution Coverage Ratio		1.1
Class Four [Member]
Partners Capital And Distributions [Line Items]
Conversion Feature, Minimum Distribution Coverage Ratio		1.1
Subsequent Event [Member]
Partners Capital And Distributions [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 44.42
Limited Partners' Capital Accountant, Option To Purchase	600,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs | $	$ 198
Common units, issued	4,600,000